Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries, VIE and Subsidiaries of VIE
As of December 31, 2020, the Company’s major subsidiaries, VIE and the subsidiaries of the VIE are as follows:

Entities	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of direct or indirect ownership		Principal activities
Subsidiaries:			Direct	Indirect

Ehfly Technology Limited (“Ehfly”)	December 5, 2014	Hong Kong	100%	—	Product sales investment holding

EHang Intelligent Equipment (Guangzhou) Co., Ltd. (“EHang Intelligent” or the “WFOE”)	October 15, 2015	PRC	100%	—	Research and development, manufacturing and product sales

Xi’an EHang Tianyu Intelligent Technology Co., Ltd. (“EHang Tianyu”)	March 8, 2018	PRC	100%	—	Logistics solutions and related services

EHang Yunfu	June 15, 2020	PRC	68.5%	—	Research and development, manufacturing and product sales

Variable Interest Entity

Guangzhou EHang Intelligent Technology Co., Ltd. (“EHang GZ” or the “VIE”)	August 8, 2014	PRC	—	100%	Research and development, manufacturing and product sales

Entities	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of direct or indirect ownership		Principal activities
VIE’s Subsidiaries			Direct	Indirect

Guangdong EHang Egret Media Technology Co. Ltd. (“EHang Egret GD”)	July 6, 2016	PRC	—	60%	Aerial media solutions and related services

Kashi EHang Egret Media Technology Co. Ltd. (“EHang Egret KS”)	November 3, 2017	PRC	—	60%	Aerial media solutions and related services

Summary of Financial Statement Balances and Amounts of the Group's VIE and the VIE's Subsidiaries
The following financial statement balances and amounts of the Group’s VIE and the VIE’s subsidiaries were included in the accompanying consolidated financial statements:

	As of December 31,
	2019	2020
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	12,599	7,368	1,129
Restricted cash	—	6	1
Accounts receivable, net	4,499	37,581	5,760
Unbilled revenue, net	4,807	—	—
Cost and estimated earnings in excess of billings	14,212	717	110
Inventories, net	1,799	837	128
Amounts due from the Company’s subsidiaries	11,263	11,319	1,735
Prepayments and other current assets	8,686	5,550	851
Amounts due from a related party	—	2,639	404

Total current assets	57,865	66,017	10,118

Non-current assets:
Property and equipment, net	5,837	2,652	406
Intangible assets, net	272	120	18
Long-term investment	64	—	—
Deferred tax assets	184	—	—
Other non-current assets	214	155	24

Total non-current assets	6,571	2,927	448

Total assets	64,436	68,944	10,566

LIABILITIES
Current liabilities:
Short-term bank loan	5,000	5,000	766
Accounts payable	8,727	6,252	958
Contract liabilities	1,982	1,614	247
Accrued expenses and current liabilities	14,482	15,395	2,359
Income tax payable	5	—	—
Amounts due to the Company and its subsidiaries	78,100	58,801	9,012

Total current liabilities	108,296	87,062	13,342

	As of December 31,
	2019	2020
	RMB	RMB	US$
Non-current liabilities:
Unrecognized tax benefit	602	588	90

Total non-current liabilities	602	588	90

Total liabilities	108,898	87,650	13,432

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net revenues	63,437	30,482	35,280	5,407
Net loss	(10,645)	(25,934)	(507)	(78)
Net cash used in operating activities	(17,901)	(6,822)	(5,118)	(785)
Net cash provided by/(used in) investing activities	17,404	(719)	(107)	(16)
Net cash provided by financing activities	9,000	—	—	—
Net increase/(decrease) in cash, cash equivalents and restricted cash	8,503	(7,541)	(5,225)	(801)